SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred rent receivable	$ 1,419,694	$ 1,591,206	$ 2,126,609
Prepaid expenses, deposits and other	269,770	477,738	406,494
Notes receivable	316,374	316,374	316,374
Accounts receivable, net	476,920	391,281	463,194
Deferred offering costs	287,666	279,603
Right-of-use assets, net	33,117	39,468	64,026
Total other assets	$ 2,803,541	$ 3,095,670	$ 3,376,697